FAIR VALUE MEASUREMENTS (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING
The following table presents assets and liabilities measured at fair value on a recurring basis (in thousands):

		December 31, 2019
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Contingent consideration payable	$—	$—	$1,000	$1,000
Total		$—	$—	$1,000	$1,000

FAIR VALUE, LIABILITIES MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION
The following table represents the change in the contingent consideration (in thousands):

Level 3
December 31, 2018	$10,073
Additions	—
Changes in fair value	13,841
Settlements	(22,914)
December 31, 2019	$1,000
Additions	—
Changes in fair value	—
Settlements	(1,000)
December 31, 2020	$—